LIABILITIES ARISING FROM NON-PARTICIPATING INVESTMENT CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of investment contracts liabilities [Abstract]
Schedule of Liabilities Arising From Non-Participating Investment Contracts
The movement in liabilities arising from non-participating investment contracts may be analysed as follows:

	2021	2020
	£m	£m
At 1 January	38,452	37,459
New business	4,187	2,113
Changes in existing business	2,401	(1,120)
At 31 December	45,040	38,452